ProShares Metaverse ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ProShares Metaverse ETF | None
Prospectus [Line Items]
Annual Return [Percent]	17.14%	51.13%